Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Gambling.com Group Limited
Entity Central Index Key	0001839799
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	33,806,422
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	GAMB
Security Exchange Name	NASDAQ
Entity File Number	001-40634
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	22 Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 8PX
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1295
Auditor Name	BDO LLP
Auditor Location	London, United Kingdom
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	22 Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 8PX
Contact Personnel Name	Charles Gillespie
City Area Code	+44
Local Phone Number	1534 676 000